Business Combination - Schedule of Purchase Consideration (Details) - iDoc	Jun. 24, 2024 USD ($)
Business Combination
61,875 shares of common stock issued to sellers at $968.80 per share	$ 59,944,500
300 shares of series A preferred stock issued upon conversion of debt, of which upon conversion, 1,875 shares of common stock are issuable, at $968.80 per share	1,816,500
Total purchase consideration	68,936,175
One of the lenders under A&R Loan Conversion SPAs [Member]
Business Combination
3,656 shares of common stock issued upon conversion of debt at $968.80 per share	3,542,175
Lenders under A&R Loan Conversion SPAs [Member]
Business Combination
3,656 shares of common stock issued upon conversion of debt at $968.80 per share	$ 3,633,000